UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit Quality Income Fund (Series E)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 9.0%
Agency - 0.1%
168,127	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	174,473

Non-Agency - 8.9%
215,907	Ace Securities Corp. Home Equity Loan Trust Series 2004-SD1 [1]	0.66	11/25/33	212,531
253,465	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.59	6/25/35	251,300
904,265	Bear Stearns Asset Backed Securities Trust 2005-SD2, Class 1A2 [1]	0.64	3/25/35	899,576
64,055	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.57	3/25/35	63,576
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,938
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	315,316
677,186	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	695,301
384,621	Centex Home Equity Loan Trust, Series 2005-C, Class AF5 [14]	5.05	6/25/35	397,129
233,853	CIT Home Equity Loan Trust 2003-1, Class A4 [14]	3.93	3/20/32	238,462
426,957	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	437,350
527,916	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	535,975
88,835	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	93,918
71,169	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	73,111
38,863	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	40,279
129,211	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	134,252
100,604	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	104,146
245,146	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	252,400
472,627	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	481,881
142,763	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2 [14]	4.25	8/25/35	143,849
10,955	Deutsche Financial Capital Securitization LLC, Series 1998-I, Class A4	6.38	4/15/28	10,996
46,209	Deutsche Financial Capital Securitization, LLC, Series 1998-I, Class A3	6.10	4/15/28	46,350
348,531	Fieldstone Mortgage Investment Trust, Series 2005-2, Class 2A3 [1]	0.53	12/25/35	348,397
529,877	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	537,603
214,417	First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2 [1]	0.83	3/25/35	214,265
105,431	Green Tree Mortgage Loan Trust 2005-HE1, Class A5 1, [4]	0.55	12/25/32	104,403
3,108	Home Loan Trust, Series 1999-HI1, Class A6 [14]	7.58	9/25/29	3,094
500,000	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.47	7/20/36	490,279
253,300	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	249,039
781,961	Irwin Whole Loan Home Equity Trust 2003-B, Class M [1]	3.17	11/25/32	789,212
1,404,347	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.26	11/25/28	1,375,869
1,982,873	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.02	6/25/34	1,913,238
615,340	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	640,257
9,385	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A3 [1]	0.41	12/25/35	9,381
210,862	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 [1]	0.62	8/25/35	210,708
53,811	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	55,041
241,087	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.19	9/25/34	238,859
750,000	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	771,942
138,197	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	139,222
169,564	Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF4 [1]	4.66	12/25/34	170,117
119,572	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	123,490
9,558	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	9,751
52,876	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	53,501
358,305	Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A11 [1]	0.65	3/25/34	355,497
252,300	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	253,462
109,595	Vanderbilt Mortgage Finance, Series 2002-B, Class A4	5.84	2/7/26	110,984

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

16,876	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6 [1]	5.00	10/25/34	16,956

				14,715,203

Total Asset-Backed Securities (cost: $14,880,716)				14,889,676

Collateralized Mortgage Obligations - 15.2%
Agency - 9.9%
58,910	FHLMC REMICS, Series 2627, Class MC	4.50	6/15/18	61,478
200,132	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	208,498
108,410	FHLMC REMICS, Series 2646, Class MT	3.50	11/15/32	110,772
347,590	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	360,775
737,773	FHLMC REMICS, Series 2770, Class TW	4.50	3/15/19	778,295
300,000	FHLMC REMICS, Series 2776, Class CG	5.00	4/15/19	320,426
215,137	FHLMC REMICS, Series 2962, Class WE	5.50	6/15/24	216,755
41,002	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	41,579
83,659	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	86,839
423,614	FHLMC REMICS, Series 3645, Class EH	3.00	12/15/20	436,405
79,179	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	79,908
295,200	FHLMC REMICS, Series 3777, Class DA	3.50	10/15/24	306,278
330,959	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	339,375
1,713,184	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	1,781,825
1,818,250	FHLMC REMICS, Series 3862, Class XA	3.00	11/15/24	1,886,633
46,727	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	47,179
132,157	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	137,290
202,677	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	213,102
180,272	FNMA REMICS, Series 2004-101, Class BH	5.00	1/25/20	189,374
290,529	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	315,601
142,744	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	145,928
84,633	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	90,632
12,624	FNMA REMICS, Series 2007-100, Class ND	5.75	10/25/35	12,731
759,634	FNMA REMICS, Series 2008-18, Class NB	4.50	5/25/20	794,417
301,951	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	319,424
190,759	FNMA REMICS, Series 2009-70, Class A1	4.00	8/25/19	197,579
203,877	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	218,306
123,944	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	128,075
750,460	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	779,330
221,982	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	232,983
633,339	FNMA REMICS, Series 2010-144, Class YG	2.25	11/25/23	644,688
894,104	FNMA REMICS, Series 2010-25, Class ND	3.50	3/25/25	926,871
144,410	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	152,374
320,465	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	328,337
60,499	FNMA REMICS, Series 2011-32, Class QC	3.00	10/25/28	60,939
65,404	FNMA REMICS, Series 2011-32, Class QD	3.50	10/25/28	65,983
470,083	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	485,086
184,824	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	191,316
961,083	FNMA REMICS, Series 2011-46, Class AB	3.00	5/25/24	990,808
474,939	FNMA REMICS, Series 2011-9, Class HC	3.25	3/25/24	490,968
109,472	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	113,765
190,796	GNMA, Series 2004-53, Class CK	5.00	8/20/32	197,885
199,793	GNMA, Series 2007-48, Class FM [1]	0.42	4/20/37	199,870
169,778	GNMA, Series 2009-10, Class PA	4.50	12/20/38	179,965
96,921	GNMA, Series 2009-118, Class LK	5.00	5/20/35	97,869

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

54,405	GNMA, Series 2010-108, Class BH	2.25	12/20/36	54,855
170,677	GNMA, Series 2010-61, Class DA	4.00	12/20/23	177,921
53,920	GNMA, Series 2010-61, Class EA	5.00	9/20/31	54,871
259,471	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	295,965

				16,548,128

Non-Agency - 5.3%
34,174	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	34,629
30,140	American Home Mortgage Investment Trust, Series 2004-3, Class 6A4 [14]	5.01	10/25/34	30,224
84,702	Banc of America Mortgage Trust 2004-1, Class 4A1	5.00	2/25/19	87,399
33,419	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	34,180
1,724,355	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	0.85	9/25/34	1,714,034
1,528,801	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.46	12/25/33	1,507,864
132,692	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	134,160
491,684	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	494,379
138,879	GSR Mortgage Loan Trust 2005-5F, Class 8A1 [1]	0.67	6/25/35	134,248
63,278	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	65,833
387,539	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7 [1]	2.64	11/21/34	394,332
96,015	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	101,606
253,086	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	269,073
392,393	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	418,197
94,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	97,875
202,854	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	213,214
47,734	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	48,799
110,737	Residential Asset Securitization Trust, Series 2003-A14, Class A1	4.75	2/25/19	113,288
25,210	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	25,249
299,257	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	304,097
1,897,403	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	0.97	6/25/35	1,888,381
390,580	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.49	6/25/33	390,155
134,817	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.92	2/27/34	132,046
130,884	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	134,712

				8,767,974

Total Collateralized Mortgage Obligations (cost: $25,315,202)				25,316,102

Corporate Bonds - 23.0%
804,325	America West Airlines 2000-1 Pass Through Trust	8.06	7/2/20	912,908
500,000	Archer-Daniels-Midland Co.	8.38	4/15/17	578,774
1,000,000	Bear Stearns Companies, LLC	4.65	7/2/18	1,083,619
459,939	Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.70	6/15/21	496,734
2,000,000	Crown Castle Towers, LLC [4]	4.17	8/15/17	2,092,882
1,000,000	General Electric Co.	5.25	12/6/17	1,109,312
1,000,000	Hancock Holdings Co. (Subordinated)	5.88	4/1/17	1,044,432
1,500,000	HSBC USA Capital Trust III (Subordinated)	7.75	11/15/26	1,511,928
500,000	Jersey Central Power & Light Co.	4.80	6/15/18	533,336
500,000	John Deere Capital Corp.	1.55	12/15/17	499,972
1,000,000	Kentucky Power Co. [4]	6.00	9/15/17	1,106,262
1,000,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	1,050,000
1,000,000	Macy’s Retail Holdings, Inc.	7.88	8/15/36	1,087,890
1,800,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	1,874,124
1,000,000	Manufacturers & Traders Trust Co. (Subordinated)	6.63	12/4/17	1,131,327
1,000,000	McDonald’s Corp.	5.35	3/1/18	1,111,293
1,500,000	National City Bank (Subordinated) [1]	0.59	12/15/16	1,493,466

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,141,674	Northwest Airlines 1999-2 Class A Pass Through Trust	7.58	3/1/19	1,284,384
744,376	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.26	11/20/21	800,651
1,000,000	NSTAR Electric Co.	5.63	11/15/17	1,110,260
1,800,000	Oracle Corp. [1]	0.81	1/15/19	1,812,877
25,000	PartnerRe Finance A LLC	6.88	6/1/18	28,495
450,000	PepsiCo, Inc.	7.90	11/1/18	547,468
600,000	Platinum Underwriters Finance, Inc.	7.50	6/1/17	670,251
500,000	Principal Life Income Funding Trusts [1]	3.54	4/1/16	507,255
800,000	Prudential Financial, Inc. [1]	4.41	8/10/18	842,592
1,000,000	Puget Sound Energy, Inc.	6.74	6/15/18	1,155,580
1,500,000	Royal Bank of Canada	1.20	9/19/17	1,491,435
500,000	SBA Tower Trust [4]	2.24	4/16/18	495,417
1,000,000	Statoil ASA	1.95	11/8/18	999,763
1,500,000	Suncor Energy, Inc.	6.10	6/1/18	1,682,564
1,500,000	Target Corp.	6.00	1/15/18	1,690,212
1,060,000	Travelers Cos, Inc.	5.75	12/15/17	1,182,955
1,800,000	UnitedHealth Group, Inc.	6.00	11/15/17	2,014,006
1,000,000	Wells Fargo Bank (Subordinated)	6.00	11/15/17	1,120,913

Total Corporate Bonds (cost: $38,234,451)				38,155,337

Foreign Government Bonds - 0.4%
500,000	Province of Nova Scotia Canada	9.50	2/1/19	640,600
(cost: $640,389)

Mortgage Pass-Through Securities - 6.1%

Federal Home Loan Mortgage Corporation - 1.8%
97,848	Freddie Mac	3.50	7/1/26	103,778
110,649	Freddie Mac	4.50	1/1/18	116,168
124,346	Freddie Mac	4.50	12/1/18	130,605
72,092	Freddie Mac	4.50	5/1/19	75,866
153,690	Freddie Mac	4.50	6/1/19	161,750
116,681	Freddie Mac	4.50	6/1/19	122,769
157,822	Freddie Mac	4.50	1/1/21	168,294
101,321	Freddie Mac	4.50	12/1/21	108,030
153,243	Freddie Mac	4.50	10/1/23	166,300
166,737	Freddie Mac	4.50	7/1/26	177,766
102,881	Freddie Mac	5.00	3/1/18	108,082
97,327	Freddie Mac	5.00	10/1/18	102,295
124,909	Freddie Mac	5.00	8/1/19	133,797
47,332	Freddie Mac	5.00	10/1/25	52,178
121,825	Freddie Mac	5.50	9/1/17	128,705
151,815	Freddie Mac	5.50	4/1/19	160,684
65,588	Freddie Mac	5.50	10/1/19	69,950
118,090	Freddie Mac	5.50	12/1/20	125,810
106,081	Freddie Mac	5.50	1/1/21	114,362
211,719	Freddie Mac	5.50	3/1/21	229,417
112,605	Freddie Mac	5.50	3/1/21	121,997
130,279	Freddie Mac	5.50	10/1/21	140,139
41,093	Freddie Mac	6.00	8/1/16	42,109
85,544	Freddie Mac	6.00	9/1/23	96,682

				2,957,533

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Federal National Mortgage Association - 4.0%
287,108	Fannie Mae	2.75	11/1/17	297,064
1,000,000	Fannie Mae	2.78	12/1/17	1,033,631
333,053	Fannie Mae	3.00	8/1/21	347,585
500,000	Fannie Mae	3.18	12/1/17	512,052
352,155	Fannie Mae	3.50	4/1/21	372,484
147,189	Fannie Mae	3.50	5/1/21	155,682
134,307	Fannie Mae	3.50	10/1/21	142,089
571,489	Fannie Mae	3.98	4/1/18	610,063
78,038	Fannie Mae	4.00	3/1/26	83,528
52,646	Fannie Mae	4.00	10/1/31	56,761
378,911	Fannie Mae	5.00	1/1/20	407,457
663,716	Fannie Mae	5.24	1/1/18	692,890
1,727,208	Fannie Mae	5.51	4/1/17	1,875,408
104,512	Fannie Mae	6.00	5/1/23	110,701
44,923	Fannie Mae	6.50	2/1/19	51,160

				6,748,555
Government National Mortgage Association - 0.3%
113,626	Ginnie Mae [1]	1.63	4/20/33	118,318
79,837	Ginnie Mae [1]	1.63	10/20/34	83,195
47,029	Ginnie Mae [1]	3.50	4/20/42	49,176
197,105	Ginnie Mae	5.00	9/15/24	211,217

				461,906

Total Mortgage Pass-Through Securities (cost: $10,044,942)				10,167,994

Taxable Municipal Bonds - 4.2%
795,000	Academica Charter Schools [4]	7.93	8/15/19	796,606
390,000	Cleveland OH Airport System Revenue	5.24	1/1/17	401,794
175,000	Huron School District No. 2-2	4.70	6/1/16	183,670
500,000	La Paz County Industrial Development Authority	2.75	3/1/15	500,605
250,000	La Paz County Industrial Development Authority	4.25	12/1/15	253,768
520,000	Milwaukee Redevelopment Authority	3.00	8/1/18	526,048
565,000	North Monterey County Unified School District	5.75	6/1/16	584,696
1,500,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	1,566,420
1,600,000	Skyway Concession Co., LLC 1, [4]	0.64	6/30/26	1,304,000
770,000	Texas Department of Housing & Community Affairs	4.80	7/1/19	792,546

Total Taxable Municipal Bonds (cost: $6,885,638)				6,910,153

U.S. Treasury / Federal Agency Securities - 35.8%

Other Federal Agency Securities - 1.8%
250,000	Ally Bank [12]	0.60	6/29/15	250,134
150,000	Bank of China, Ltd. [12]	0.55	8/6/15	150,040
100,000	Bank of China, Ltd. [12]	0.60	4/17/15	100,044
212,000	Comenity Capital Bank [12]	0.75	5/10/16	211,776
150,000	Discover Bank [12]	0.50	5/22/15	150,082
100,000	Discover Bank [12]	0.55	2/27/15	100,030
250,000	Firstbank Puerto Rico [12]	0.80	9/21/15	250,476
250,000	GE Capital Bank [12]	0.80	11/2/15	250,546
100,000	Goldman Sachs Bank [12]	0.70	2/6/15	100,021
250,000	Investors Bank/Short Hills [12]	0.65	2/25/16	249,783
675,000	Micron Semiconductor Asia Pte, Ltd. [16]	1.26	1/15/19	673,909

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	Sallie Mae Bank [12]	0.80	10/23/15	250,470
125,000	State Bank of India [12]	0.60	7/22/15	125,147
125,000	State Bank of India [12]	0.85	10/19/15	125,275

				2,987,733

U.S. Treasury Note - 34.0%
14,125,000	U.S. Treasury Note [1]	0.10	4/30/16	14,124,336
7,000,000	U.S. Treasury Note	0.25	1/31/15	7,000,819
7,125,000	U.S. Treasury Note	0.25	2/15/15	7,126,389
14,125,000	U.S. Treasury Note	0.75	1/15/17	14,134,930
14,125,000	U.S. Treasury Note	0.88	1/31/17	14,165,835

				56,552,309

Total U.S. Treasury / Federal Agency Securities (cost: $59,530,624)				59,540,042

Put Options Purchased [10] - 0.0%
90	U.S. Treasury 5 Year Future Put Options: $ 117.75 strike, February 2015 expiration			5,625
48	U.S. Treasury 5 Year Future Put Options: $ 118 strike, February 2015 expiration			4,499
Total Put Options Purchased (cost: $37,080)				10,124

Total Investments in Securities - 93.7% (cost: $155,569,042)				155,630,028

Other Assets and Liabilities, net - 6.3%				10,412,381

Total Net Assets - 100.0%				$166,042,409

[1]	Variable rate security. Rate disclosed is as of December 31, 2014.

[4]	144A Restricted Security. The total value of such securities as of December 31, 2014 was $5,899,570 and represented 3.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[10]	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2014.

[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2014.

[16]	Payment guaranteed by the Export-Import Bank of the United States; guarantee is backed by the full faith and credit of the United States of America.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2014 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Appreciation

390	U.S. Treasury 2 Year Futures [10]	March 2015	$85,251,563	$95,659

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2014 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	14,889,676	—	14,889,676
Collateralized Mortgage Obligations	—	25,316,102	—	25,316,102
Corporate Bonds	—	38,155,337	—	38,155,337
Foreign Government Bonds	—	640,600	—	640,600
Mortgage Pass-Through Securities	—	10,167,994	—	10,167,994
Taxable Municipal Bonds	—	6,910,153	—	6,910,153
U.S. Treasury / Federal Agency Securities	—	59,540,042	—	59,540,042
Put Options Purchased	10,124	—	—	10,124
Futures	95,659	—	—	95,659

	105,783	155,619,904	—	155,725,687

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.4%
Alabama - 0.2%
400,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.	5.00	11/15/30	402,864

Alaska - 2.1%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	773,662
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	661,773
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	522,620
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	5.50	N/A	107,500
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	275,152
460,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	512,389
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	613,234

				3,466,330

Arizona - 2.3%
881,445	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	998,087
125,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	125,746
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	404,740
700,000	Phoenix Industrial Dev. Auth. Education Rev. (Legacy Schools Proj.) [4]	4.75	7/1/19	723,170
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,039
170,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	172,521
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	420,628
365,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	364,091
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	566,855

				3,780,877

Arkansas - 0.6%
320,000	Arkansas Dev. Finance Auth.	5.00	2/1/33	358,166
300,000	Henderson State University Rev. (BAM Insured)	4.00	11/1/29	315,015
330,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	347,761

				1,020,942

California - 9.9%
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	494,890
250,000	CA Finance Auth. Rev. (Mobile Home Park-Caritas Affordable Hsg.)	5.25	8/15/39	276,218
240,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	246,194
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	579,910
160,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	172,718
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	520,990
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	372,100
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	842,730
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	472,305
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	415,775
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	893,800
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	306,122
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	844,789
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	325,558
1,000,000	Oak Grove School District G.O. [6]	6.96	6/1/41	190,680
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	535,235
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	672,954
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	590,220
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	325,738
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.73	6/1/39	442,795
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	512,620

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

90,000	San Bernardino Joint Powers Financing Auth. Rev. (City Hall Proj.) (NATL-RE Insured)	5.60	1/1/15	90,000
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	456,232
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	293,490
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	565,450
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	402,966
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	612,598
500,000	Sutter Butte Flood Agency (BAM Insured)	4.00	10/1/38	517,475
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	402,882
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	447,765
2,000,000	Twin Rivers Unified School District (BAM Insured) [6]	6.25	8/1/34	738,600
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	935,710
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	437,910

				15,935,419

Colorado - 1.9%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	273,182
400,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Charter School Aid Twin Peaks)	4.00	11/15/37	405,728
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	534,930
235,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	243,209
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	650,494
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	510,760
400,000	Fossil Ridge Metropolitan District No. 3 G.O.	5.00	12/1/44	421,524

				3,039,827

Connecticut - 1.7%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,034,660
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	218,203
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	509,650
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	529,825
350,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	378,794

				2,671,132

Florida - 10.2%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	487,056
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	519,300
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.) 2, [5]	6.25	6/1/27	245,996
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) 2, [5,15]	4.75	N/A	301,503
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2], [5]	5.88	6/1/38	900,010
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	352,286
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	289,430
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	476,034
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, [5,15]	5.75	N/A	52,067
400,000	FL Dev. Fin. Corp. (Renaissance Charter School Proj.)	6.38	12/15/25	426,184
240,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	251,731
255,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	270,741
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	402,564
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	70,941
355,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	358,774
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	5.00	N/A	165,025
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	279,375
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	5.35	5/1/34	404,768
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	621,765
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	268,992
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	240,288

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	507,025
250,000	Magnolia Creek Community Dev. District Rev. 2, [5,15]	5.60	N/A	86,340
600,000	Miami-Dade Co. Rev. (NATL-RE Insured) [6]	0.00	10/1/38	176,148
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	5.00	N/A	2
105,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/15	104,615
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	5.75	5/1/38	316,176
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev.	5.75	5/1/38	135,336
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	511,060
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	607,233
1,000,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	1,011,410
745,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	753,940
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.00	6/1/21	273,162
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	275,755
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	550,760
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	800,745
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	542,800
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	265,132
250,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	265,842
615,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	617,306
295,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	195,685
105,000	Tolomato Community Dev. District Special Assessment 2, [5]	6.38	5/1/17	1
65,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	64,641
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,291
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,714
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,873
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,046
505,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	421,296
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	251,755
450,000	Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	5.25	N/A	177,138

				16,406,057

Georgia - 3.5%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,262
1,240,000	East Point Tax Allocation	8.00	2/1/26	1,243,398
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,300,122
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,029,840
1,000,000	GA Housing & Finance Authority Rev.	3.55	12/1/39	1,001,570
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	605,393
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	339,705

				5,720,290

Idaho - 1.0%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	505,210
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	269,178
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	266,510
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	534,010

				1,574,908

Illinois - 7.5%
500,000	Bellwood G.O.	5.88	12/1/27	571,625
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	621,865
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	566,935
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	462,270
200,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	200,398

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	IL Fin. Auth. Rev.	4.50	11/1/36	252,362
270,000	IL Fin. Auth. Rev. (Landing at Plymouth Place Proj.)	6.00	5/15/25	271,833
300,000	IL Fin. Auth. Rev. (Lutheran Home & Services)	5.50	5/15/27	321,738
750,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	765,135
465,000	IL Fin. Auth. Rev. (Peace Village)	5.25	8/15/23	488,655
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	511,340
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	256,662
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	599,380
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.13	10/1/27	36,015
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) 2, [4,5]	6.25	10/1/37	36,015
300,000	IL G.O.	5.25	2/1/31	331,686
250,000	IL G.O.	5.50	7/1/33	281,012
380,000	IL Housing Dev. Auth. (AMBAC GO of Authority Insured)	4.50	7/1/47	382,968
500,000	IL Housing Dev. Auth. Rev.	3.70	7/1/34	497,935
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	380,328
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,148,510
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	294,958
40,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	23,918
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) 2, [5]	5.25	1/1/36	310,000
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	396,349
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	276,198
1,921,000	Malta Tax Allocation Rev. 2, [5]	5.75	12/30/25	1,028,792
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) 2, [5]	5.75	3/1/22	147,248
525,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	437,845
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	288,138

				12,188,113

Indiana - 2.9%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	780,696
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	342,813
375,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	383,119
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	255,092
275,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	310,112
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	455,072
500,000	IN Finance Auth. Rev. (Community Foundation of Northwest Indiana)	5.00	3/1/41	541,875
350,000	IN Finance Auth. Rev. (Educational Facility Indianapolis)	4.00	2/1/31	363,962
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	399,892
300,000	IN Health & Educational Fac. Fin. Auth. Rev. (Clarian Health Obligation)	5.00	2/15/39	307,836
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	217,436
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	258,245
340,555	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) 2, [5]	5.25	2/15/28	28,058

				4,644,208

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Iowa - 0.5%
500,000	IA Fin. Auth. Health Care Facs. Rev. (Genesis Health System)	5.50	7/1/33	585,805
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	270,475

				856,280

Kansas - 1.1%
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	285,158
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	5.00	5/15/29	509,795
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	523,715
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,925

				1,820,593

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	494,122

Louisiana - 2.2%
89,058	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	90,575
335,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	348,738
130,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	134,809
650,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	672,458
300,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	326,469
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	280,045
705,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.86	2/15/36	622,339
500,000	LA Public Facs. Auth. Rev. (University of New Orleans Research) (AGM Insured)	4.00	9/1/35	513,305
250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	277,005
54,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	55,244
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	307,062

				3,628,049

Maine - 0.9%
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	607,915
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	501,350
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	266,355

				1,375,620

Maryland - 1.1%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	257,438
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	356,248
900,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	920,430
250,000	Westminster Rev. (Lutheran Village at Millers Grant, Inc.)	6.00	7/1/34	266,775

				1,800,891

Massachusetts - 2.2%
315,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	324,667
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	267,665
1,250,000	MA Housing Finance Agy. Rev.	3.45	12/1/37	1,226,638
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	546,620
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,270,425

				3,636,015

Michigan - 2.1%
975,000	MI Hospital Finance Auth. Rev. Ref. (Presbyterian Village)	5.25	11/15/25	976,414
250,000	MI Hsg. Dev. Auth. (GO of Authority Insured)	4.63	10/1/41	262,142
750,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	756,450
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	199,992

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

270,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	175,503
200,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	214,346
250,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	262,922
500,000	Wyoming Sewer District Rev. (NATL-RE Insured)	5.00	6/1/27	508,765

				3,356,534

Minnesota - 1.6%
1,831,793	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,878,961
225,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	234,875
400,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	425,920

				2,539,756

Mississippi - 0.1%
110,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	115,965

Missouri - 0.8%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	406,490
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	426,132
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	378,589
473,793	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) 2, [5]	6.00	9/1/24	30,181

				1,241,392

Montana - 0.7%
415,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	426,450
170,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	178,172
526,186	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	583,524

				1,188,146

Nebraska - 0.0%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	5.13	N/A	61,172

Nevada - 1.1%
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	857,782
750,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	752,738
145,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	153,433

				1,763,953

New Hampshire - 0.8%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured) [15]	6.75	N/A	890,000
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	450,244

				1,340,244

New Jersey - 1.8%
300,000	Burlington Co. Bridge Commission Rev. (The Evergreens Proj.)	5.63	1/1/38	308,781
400,000	Casino Reinvestment Dev. Auth. Rev. (AGM Insured)	5.00	11/1/26	452,796
450,000	NJ Economic Dev. Auth. Rev. Ref. (United Methodist Home Obligation)	5.00	7/1/34	483,165
120,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	131,150
470,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	496,038
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	561,732
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	430,068

				2,863,730

New Mexico - 1.3%
460,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	465,727
290,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	309,358
265,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	278,891

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

595,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	625,922
485,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	499,084

				2,178,982

New York - 4.5%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	282,508
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	368,305
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	265,052
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	507,345
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	863,700
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	506,315
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	509,100
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	560,768
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	200,876
470,000	NY Mortgage Agency Rev.	4.75	10/1/42	497,824
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	212,562
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	596,018
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	428,628
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	500,765
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,021,900

				7,321,666

North Carolina - 0.2%
250,000	North Carolina Capital Fac. Fin. Agy. Rev. (Elizabeth City State Univ. Hsg.) (AMBAC Insured)	5.00	6/1/23	250,278

North Dakota - 0.3%
370,000	ND Housing Finance Agency Rev.	5.00	7/1/33	409,797

Ohio - 0.9%
651,900	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	694,770
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	678,716

				1,373,486

Oklahoma - 0.5%
200,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	197,206
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	616,817

				814,023

Oregon - 1.9%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	352,468
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	284,830
485,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	498,381
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,017,640
350,000	Port of Morrow G.O.	4.00	6/1/32	349,556
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	326,554
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	302,034

				3,131,463

Pennsylvania - 3.2%
210,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	226,025
475,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.87	10/1/34	388,236
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	295,792
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	267,102
240,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.18	8/15/42	191,417
500,000	Luzerne Co. G.O. (AGM Insured)	7.00	11/1/26	602,750
500,000	Montgomery Co. Industrial Dev. Auth. Rev. (Whitemarsh)	6.00	2/1/21	501,560

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	527,570
175,000	PA Hsg. Finance Agy. Single Family Mtg. Rev. (GO of Agency Insured)	4.75	10/1/39	181,165
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	520,995
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.00	12/1/38	1,178,538
250,000	Philadelphia Authority for Industrial Dev. Rev. (Tacony Academy Charter School Proj.)	6.13	6/15/23	270,088

				5,151,238

Puerto Rico - 0.4%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.) [1]	5.10	12/1/18	341,616
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	257,912

				599,528

Rhode Island - 0.5%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,558
230,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	227,346
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	252,155

				730,059

South Carolina - 0.8%
355,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	384,714
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	4,497
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	283,918
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	596,500

				1,269,629

Tennessee - 1.1%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	296,980
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	92,426
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	393,435
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
1,000,000	TN Hsg. Dev. Agency. Rev.	3.55	7/1/39	987,090

				1,769,947

Texas - 5.4%
975,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,085,614
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,091,860
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	575,400
1,639,349	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2014A [15]	6.50	N/A	1,308,054
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	662,688
500,000	New Hope Cultural Education Facs. Corp. Rev. (Collegiate Hsg. Corpus Christi)	5.00	4/1/34	525,280
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	259,345
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	516,775
400,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	6.13	11/15/20	404,996
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	284,405
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	564,290
550,000	Texas State Turnpike Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.08	8/15/33	180,433
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	382,800
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	931,770

				8,773,710

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utah - 0.7%
400,000	UT Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	428,988
230,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	254,511
395,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	417,578

				1,101,077

Virginia - 2.6%
500,000	Farms New Kent Community Dev. Auth. Special Assessment 2, [5]	5.13	3/1/36	269,515
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	538,240
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	602,046
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	545,625
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	545,625
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	557,460
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	423,036
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	530,220
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (GO of Auth. Insured)	4.60	12/1/38	267,055

				4,278,822

Washington - 2.2%
275,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	274,148
500,000	WA Hsg. Fin. Commission	3.70	12/1/33	505,550
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	508,655
335,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	370,312
650,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	661,089
1,000,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,007,030
195,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	209,773

				3,536,557

West Virginia - 0.2%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	270,550

Wisconsin - 2.0%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	298,295
500,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	531,265
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	407,704
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	589,430
310,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	316,048
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	524,195
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	540,880

				3,207,817

Wyoming - 1.6%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	667,934
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,043,820
415,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	424,877
500,000	WY Community Dev. Auth. Rev.	4.05	12/1/39	513,940

				2,650,571

Total Municipal Bonds (cost: $157,669,932)				147,752,629

Investment Companies - 6.1%
54,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			614,528
15,200	BlackRock Municipal Income Trust (BFK)			215,536
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			771,120

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	134,800
10,000	BlackRock MuniHoldings Quality Fund, Inc. (MUS)	133,200
48,000	BlackRock MuniYield Florida Fund (MYF)	743,040
90,800	BlackRock MuniYield Insured Fund (MYI)	1,277,556
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	295,780
193,000	Deutsche Municipal Income Trust (KTF)	2,580,410
18,400	Invesco Municipal Opportunity Trust (VMO)	236,624
40,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)	472,120
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	488,022
21,500	Nuveen Premier Municipal Income Fund (NPF)	300,355
114,332	Nuveen Premium Income Fund (NPM)	1,618,941

Total Investment Companies (cost: $9,101,632)		9,882,032

Short-Term Securities - 2.3%
3,731,775	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities (cost: $3,731,775)		3,731,775

Total Investments in Securities - 99.8% (cost: $170,503,339)		161,366,436
Other Assets and Liabilities, net - 0.2%		253,774

Total Net Assets - 100.0%		$161,620,210

[1]	Variable rate security. Rate disclosed is as of December 31, 2014.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2014 was $4,961,120 and represented 3.1% of net assets.

[4]	144A Restricted Security. The total value of such securities as of December 31, 2014 was $3,929,614 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2014 was $4,961,120 and represented 3.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2014 was $1,369,958 and represented 0.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	147,752,629	—	147,752,629
Investment Companies	9,882,032	—	—	9,882,032
Short-Term Securities	3,731,775	—	—	3,731,775

Total:	13,613,807	147,752,629	—	161,366,436

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 90.3%
Education/Student Loan - 10.9%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	312,207
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	286,748
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,064,001
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,155,643
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	618,666
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	527,860
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,362,022
2,350,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,505,946
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	613,298
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	549,460
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	809,408
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,059,730
6,136,505	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,294,520
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,017,770
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	627,594
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	167,174
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,034,170
773,929	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	783,649
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	395,948
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	847,852
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,117,840
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	992,110
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	496,695
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	873,742
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,470,406
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,037,060
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,360,112
652,748	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	655,836
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	422,426
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	2,042,012
2,000,000	St. Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	2,016,140
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	531,571
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	875,212
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	502,060
1,250,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,298,512
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,568,745
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,165,157
470,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	479,992
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	310,148
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	519,545
820,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	903,337
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,619,451
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	516,880
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	381,483
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	238,097

				46,428,235

Escrowed To Maturity/Prerefunded - 2.2%
2,010,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,010,000
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) [8]	5.00	1/1/25	3,500,000
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,060,500

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,065,470
1,570,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	1,699,258

				9,335,228

General Obligation - 1.5%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,121,650
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,598,346
550,000	Brooklyn Center Independent School District No. 286 (NATL-RE Insured)	4.50	2/1/31	567,644
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	712,186
300,000	Forest Lake Independent School District No. 831 (AGM Insured)	5.00	2/1/19	301,164
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	756,080
480,000	Watkins G.O.	4.00	1/1/34	489,374
735,000	Watkins G.O.	4.00	1/1/38	748,010

				6,294,454

Hospital/Health Care - 16.1%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,182,216
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,039,289
275,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	281,578
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	1,028,660
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,281,610
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	292,992
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	557,955
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	392,579
1,550,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,675,550
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	2,137,040
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,753,552
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,194,820
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,029,660
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,179,672
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,399,828
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	517,660
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,912,977
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	792,215
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,278,708
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	255,602
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,586
105,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	105,139
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,809,619
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,047
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,568
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	555,984
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,636,995
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,100,550
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	612,358
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,696,860
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,182,670
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	868,514
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	378,290
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,534,977
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,360,620
4,240,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,308,222
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,262,980

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	351,200
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,389,420
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	528,617
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	762,945
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	269,485
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,202,847
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	511,560
2,237,389	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,294,017
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,538,275
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,025,670
1,400,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,446,284
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,033,360
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	563,787
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,333,774
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,285,638

				68,546,021

Industrial/Pollution Control - 0.3%
1,020,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.) 2, [5]	6.25	11/1/15	255,000
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	1,005,470

				1,260,470

Insured - 2.2%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	578,400
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,894,812
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	2,983,860
1,025,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,198,112
350,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	351,732
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	599,946
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.25	7/1/20	1,051,640
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) 1, [11]	2.97	7/1/20	933,110

				9,591,612

Multifamily Mortgage - 19.7%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	807,859
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	260,850
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	312,339
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	392,310
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	402,117
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,049,730
895,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	952,110
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	831,592
1,000,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,041,480
620,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	626,349
2,315,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,316,296
3,660,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,662,855
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,572,550
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,359,392
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,222
1,290,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,290,877
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,766,161
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	682,720
375,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	374,921

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,109,375
100,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	101,326
780,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	781,942
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,758,820
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,080,390
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	271,622
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,754,406
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,949,288
1,065,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,093,904
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	283,116
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	212,480
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,008,270
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	251,478
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,539,915
1,205,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,280,626
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,058,930
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,086,650
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,092,280
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	905,292
115,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	117,019
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	462,362
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	500,600
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	532,902
245,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	273,182
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,774,600
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,184,520
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,274,690
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,210,058
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	105,508
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,249,868
1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,731,274
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	272,925
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,187,520
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	248,642
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	284,493
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	181,594
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	155,484
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	155,595
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,200,460
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,290,770
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,002,690
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,594,636
4,840,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,859,941
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,640,398
275,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	280,786
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	800,832
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	865,406
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,365,862

See accompanying notes to schedule of investments.
22

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	874,824
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,632,107

				83,884,388

Municipal Lease [9] - 4.5%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	544,655
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	541,960
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	541,425
1,079,176	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,086,083
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,165,569
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,677,450
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,889,720
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,378,560
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,269,240
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,071,430
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,290,206
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	406,540
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	345,294
939,470	Winona School District 861 Lease Purchase	6.04	8/1/24	941,095

				19,149,227

Other Revenue Bonds - 7.1%
505,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	518,696
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	512,198
571,226	Crystal Governmental Fac. Rev.	5.10	12/15/26	660,389
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	479,864
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,560,090
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.35	2/1/30	400,044
155,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	155,378
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	240,374
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,186,860
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,414,420
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,177,021
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,036,140
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	538,465
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	539,390
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	1,000,050
1,081,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,082,286
849,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	850,409
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	791,436
1,021,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,022,981
858,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	859,450
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	183,563
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	189,778
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	194,254
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	231,957
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	236,297
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,047,750
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	968,567
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,911,231
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,302,490

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	739,632
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,117,000

				30,148,460

Public Facilities - 0.3%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,121,698

Sales Tax Revenue - 2.1%
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,045,825
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,185,840
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	710,604
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. 6, [11]	6.25	8/1/33	853,080
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,764,960
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,634,262

				9,194,571

Single Family Mortgage - 16.7%
1,570,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,699,085
865,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	924,062
1,015,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,100,260
235,016	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	236,819
63,763	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	65,691
440,077	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	457,517
890,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	959,571
34,782	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	34,838
11,440	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	11,804
24,284	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	24,415
431,412	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	440,920
243,390	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	247,418
120,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	127,463
5,075,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,297,742
4,850,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,837,342
2,650,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,897,881
2,500,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.35	7/1/29	2,514,175
11,230,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.50	1/1/32	11,311,418
2,765,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.60	7/1/33	2,864,264
6,445,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.80	7/1/38	6,665,355
5,240,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.90	7/1/43	5,319,281
1,690,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,737,388
4,375,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,658,500
2,315,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.63	7/1/25	2,430,403
3,035,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured)	3.90	7/1/30	3,188,692
460,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/26	463,031
185,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/31	187,029
1,655,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.10	7/1/38	1,707,596
635,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	694,582
185,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	197,556
355,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	364,514
1,515,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,597,643
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,491
100,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	104,804
310,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	322,161
690,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	703,917
1,880,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,907,335

See accompanying notes to schedule of investments.
24

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

990,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,025,897
990,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,022,017
235,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	240,396
285,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	295,762

				71,147,035

Transportation - 1.6%
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,162,720
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,155,020
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	569,485
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	893,164
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,263,977
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	686,400
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	501,512
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	427,700

				6,659,978

Utility - 5.1%
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	529,385
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,315,988
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,199,398
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,143,740
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	592,330
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,122,830
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	589,995
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	377,597
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	291,755
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,508,379
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	770,448
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,126,410
500,000	North Branch Electric System Rev.	5.75	8/1/28	521,960
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	793,746
1,000,000	Puerto Rico Electric Power Auth. Rev. [11]	7.25	7/1/30	500,240
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,234,800
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,312,425
1,690,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	1,695,932
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,015,680
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,183,560
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,161,860

				21,988,458

Total Municipal Bonds (cost: $370,518,167)				384,749,835

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity($)	Name of Issuer	Fair Value ($)

Investment Companies - 1.4%
293,300	Delaware Investments Minnesota Municipal Income Fund II (VMM)	3,912,622
125,587	Nuveen Minnesota Municipal Income Fund (NMS)	1,799,668

Total Investment Companies (cost: $6,179,897)		5,712,290

Total Investments in Securities - 91.7% (cost: $376,698,064)		390,462,125

Other Assets and Liabilities, net - 8.3%		35,493,618

Total Net Assets - 100.0%		$425,955,743

[1]	Variable rate security. Rate disclosed is as of December 31, 2014.

[2]	Security considered illiquid by the Investment Adviser. The total value of such security as of December 31, 2014 was $255,000 and represented 0.1% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such security as of December 31, 2014 was $255,000 and represented 0.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2014, 7.8% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of December 31, 2014 was $19,149,227 and represented 4.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2014 was $11,841,857 and represented 2.8% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Municipal Bonds	—	384,749,835	—	384,749,835
Investment Companies	5,712,290	—	—	5,712,290

Total:	5,712,290	384,749,835	—	390,462,125

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
26

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2014

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the Quality Income Fund entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

27

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

During the nine months ended December 31, 2014, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

Quality Income Fund
Purchased Put Options	$12,792	—	$49,500
Written Call Options	—	9,588	16,250
Treasury Futures	—	—	68,269,610

The number of open option contracts outstanding as of December 31, 2014 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2014.

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
Quality Income Fund
Purchased Put Options	$10,124	—
Written Call Options	—	—
Treasury Futures	95,659	—

Transactions in written options for Quality Income Fund for the nine months ended December 31, 2014 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2014	—	—
Call options written	624	$487,081
Call options closed	(624)	(487,081)

Outstanding, December 31, 2014	—	—

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

DECEMBER 31, 2014	28

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of December 31, 2014 is included with the Funds’ schedule of investments.

At December 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
Quality Income	$337,487	($276,501)	$60,986	$155,569,042
Tax-Free Income	9,983,477	(19,120,380)	(9,136,903)	170,503,339
Minnesota Tax-Free Income	16,409,436	(2,645,375)	13,764,061	376,698,064

29

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 09, 2015

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 09, 2015